Investment In Unconsolidated Joint Venture (Narrative) (Details) $ in Thousands		12 Months Ended
	Aug. 22, 2016 USD ($)	Dec. 31, 2016 USD ($) entity item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 01, 2016 room
Schedule of Equity Method Investments [Line Items]
Management fees incurred		$ 1,619	$ 2,466	$ 3,101
Three Wall Capital LLC [Member | Spring Street Hotel Property II LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
Three Wall Capital LLC [Member | Spring Street Hotel OpCo II LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
Atlanta Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of hotel rooms | room					254
Ownership percentage		80.00%
Number of companies comprised in joint venture | entity		2
Management fees incurred		$ 110
Atlanta Joint Venture [Member] | Condor Hospitality Trust, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Preferred return on capital contributions		10.00%
Buy-sell rights		3 years
Atlanta Joint Venture [Member] | Condor Hospitality Trust, Inc. [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Purchase option period		3 years
Atlanta Joint Venture [Member] | Condor Hospitality Trust, Inc. [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Purchase option period		5 years
Atlanta Joint Venture [Member] | Three Wall Capital LLC [Member
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
Preferred return on capital contributions		10.00%
Buy-sell rights		5 years
Condor Hospitality Limited Partnership [Member] | Spring Street Hotel Property II LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		80.00%
TRS Leasing, Inc [Member] | Spring Street Hotel OpCo II LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		80.00%
Aloft Hotel, Atlanta, Georgia [Member] | Atlanta Joint Venture [Member] | Term Loan [Member]
Schedule of Equity Method Investments [Line Items]
Loan term		24 months
Number of loan extensions | item		3
Extension period		12 months
Variable rate, interest rate		5.75%
Aloft Hotel, Atlanta, Georgia [Member] | LIBOR [Member] | Atlanta Joint Venture [Member] | Term Loan [Member]
Schedule of Equity Method Investments [Line Items]
Reference rate		one-month LIBOR
Basis spread		5.00%
Interest Rate Cap [Member] | Aloft Hotel, Atlanta, Georgia [Member] | LIBOR [Member] | Atlanta Joint Venture [Member] | Term Loan [Member]
Schedule of Equity Method Investments [Line Items]
Basis spread		3.00%
Level 3 [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price			42,500
Level 3 [Member] | Aloft Hotel, Atlanta, Georgia [Member] | Atlanta Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price	$ 43,550
Cash paid for acquisition	9,800
Debt originated at acquisition	33,750
Level 3 [Member] | Aloft Hotel, Atlanta, Georgia [Member] | Atlanta Joint Venture [Member] | Condor Hospitality Trust, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Cash paid for acquisition	7,840
Acquisition costs	1,440
Level 3 [Member] | Aloft Hotel, Atlanta, Georgia [Member] | Atlanta Joint Venture [Member] | Three Wall Capital LLC [Member
Schedule of Equity Method Investments [Line Items]
Cash paid for acquisition	1,960
Acquisition costs	$ 360
Level 3 [Member] | Hotel Indigo, Marriott And Springhill Suites [Member]
Schedule of Equity Method Investments [Line Items]
Debt originated at acquisition			15,100
Level 3 [Member] | Hotel Indigo, Marriott And Springhill Suites [Member] | Great Western Bank [Member]
Schedule of Equity Method Investments [Line Items]
Cash paid for acquisition			$ 830